Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMORGAN INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2018
Supplement [Text Block]	jpmit_SupplementTextBlock

JPMORGAN INSURANCE TRUST

JPMorgan Insurance Trust Mid Cap Value Portfolio

(Class 1 Shares)

(the “Portfolio”)

Supplement dated October 22, 2018

to the Summary Prospectus and Prospectus dated May 1, 2018, as supplemented

Effective November 23, 2018, the Portfolio will no longer be subject to a limited offering, and all limited offering disclosure relating to the Portfolio will be deleted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUS AND PROSPECTUS FOR FUTURE REFERENCE

JPMorgan Insurance Trust Mid Cap Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmit_SupplementTextBlock

JPMORGAN INSURANCE TRUST

JPMorgan Insurance Trust Mid Cap Value Portfolio

(Class 1 Shares)

(the “Portfolio”)

Supplement dated October 22, 2018

to the Summary Prospectus and Prospectus dated May 1, 2018, as supplemented

Effective November 23, 2018, the Portfolio will no longer be subject to a limited offering, and all limited offering disclosure relating to the Portfolio will be deleted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUS AND PROSPECTUS FOR FUTURE REFERENCE